Schedule of Other Liabilities and Deferred Credits (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Mar. 31, 2017
Deferred Credits and Other Liabilities [Abstract]
Postretirement benefits liability	$ 2,420	$ 2,642
Pension liabilities	36,526	36,614
Deferred supplemental savings plan liability	5,277	6,592
Other		19,320
Other	13,462	12,728
Other liabilities and deferred credits	$ 57,685	$ 58,576
Predecessor
Deferred Credits and Other Liabilities [Abstract]
Postretirement benefits liability			$ 4,394
Pension liabilities			40,339
Deferred gain on vessel sales			88,923
Other			21,049
Other liabilities and deferred credits			$ 154,705